Item 1. Report to Shareholders

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                 6 Months      Year
                    Ended     Ended
                  6/30/04  12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning of
period           $  20.72  $  16.76  $   20.79  $   21.88  $   20.21  $   22.01

Investment
activities
  Net investment
  income (loss)      0.09      0.22       0.20       0.27       0.30       0.45

  Net realized
  and unrealized
  gain (loss)        0.48      3.97      (4.03)     (1.08)      1.71      (1.08)

  Total from
  investment
  activities         0.57      4.19      (3.83)     (0.81)      2.01      (0.63)

Distributions
  Net investment
  income            (0.08)    (0.23)     (0.20)     (0.28)     (0.29)     (0.45)

  Net realized
  gain                  -         -          -          -      (0.05)     (0.72)

  Total
  distributions     (0.08)    (0.23)     (0.20)     (0.28)     (0.34)     (1.17)

NET ASSET VALUE

End of period    $  21.21  $  20.72  $   16.76  $   20.79  $   21.88  $   20.21
                 --------------------------------------------------------------

Ratios/Supplemental
Data

Total return^       2.75%    25.17%    (18.47)%   (3.64)%     10.06%     (2.82)%

Ratio of total
expenses to
average net
assets              0.79%!    0.83%       0.83%     0.82%      0.81%       0.77%

Ratio of net
investment
income (loss)
to average
net assets          0.85%!    1.25%       1.08%     1.31%      1.43%       2.01%

Portfolio
turnover rate       14.8%!    17.5%       20.4%     34.9%      35.7%       37.8%

Net assets,
end of period
(in millions)    $    715  $   695    $     531  $    692  $     751   $   1,028

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                            Shares            Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   97.3%

CONSUMER DISCRETIONARY   13.9%

Hotels, Restaurants & Leisure   1.2%

Carnival                                               160,000            7,520

Starwood Hotels & Resorts Worldwide, Class B            30,000            1,345

                                                                          8,865

Household Durables   0.7%

Newell Rubbermaid                                      210,000            4,935

                                                                          4,935

Leisure Equipment & Products   0.5%

Hasbro                                                 175,000            3,325

                                                                          3,325

Media   6.9%

Disney                                                 260,000            6,628

EchoStar Communications, Class A *                     120,000            3,690

McGraw-Hill                                             82,500            6,317

Meredith                                                85,000            4,672

New York Times, Class A                                165,000            7,377

Omnicom                                                 80,000            6,071

Time Warner *                                          300,000            5,274

Viacom, Class B                                        260,000            9,287

                                                                         49,316

Multiline Retail   2.7%

Family Dollar Stores                                   260,000            7,909

Nordstrom                                               15,000              639

Target                                                 250,000           10,618

                                                                         19,166

Specialty Retail   1.9%

Home Depot                                             235,000            8,272

Ross Stores                                            195,000            5,218

                                                                         13,490

Total Consumer Discretionary                                             99,097

CONSUMER STAPLES   7.5%

Beverages   1.0%

PepsiCo                                                135,000            7,274

                                                                          7,274

Food & Staples Retailing   1.7%

Sysco                                                  120,000            4,305

Walgreen                                               215,000            7,785

                                                                         12,090

Food Products   2.3%

General Mills                                          150,000            7,129

McCormick                                              180,000            6,120

Unilever (GBP)                                         360,000            3,531

                                                                         16,780

Household Products   0.4%

Colgate-Palmolive                                       50,000            2,922

                                                                          2,922

Personal Products   0.9%

Estee Lauder, Class A                                  125,000            6,097

                                                                          6,097

Tobacco   1.2%

Altria Group                                           175,000            8,759

                                                                          8,759

Total Consumer Staples                                                   53,922

ENERGY   7.6%

Energy Equipment & Services   1.9%

Baker Hughes                                           175,000            6,589

Diamond Offshore Drilling                              275,000            6,553

                                                                         13,142

Oil & Gas   5.7%

Amerada Hess                                            65,000            5,147

BP ADR                                                 140,000            7,500

ChevronTexaco                                           75,000            7,058

Exxon Mobil                                            325,000           14,433

TotalFinaElf ADR                                        70,000            6,726

                                                                         40,864

Total Energy                                                             54,006

FINANCIALS   24.2%

Capital Markets   4.9%

Bank of New York                                       155,000            4,569

Mellon Financial                                       245,000            7,186

Morgan Stanley                                         100,000            5,277

State Street                                           200,000            9,808

Waddell & Reed Financial, Class A                      370,000            8,181

                                                                         35,021

Commercial Banks   2.8%

Fifth Third Bancorp                                     30,000            1,613

U.S. Bancorp                                           380,000           10,473

Wells Fargo                                            135,000            7,726

                                                                         19,812

Consumer Finance   1.6%

American Express                                       150,000            7,707

SLM Corporation                                         85,000            3,438

                                                                         11,145

Diversified Financial Services   3.1%

Citigroup                                              400,000           18,600

Principal Financial Group                              100,000            3,478

                                                                         22,078

Insurance   6.2%

American International Group                           125,000            8,910

Genworth Financial, Class A *                          100,000            2,295

Hartford Financial Services                             75,000            5,155

Marsh & McLennan                                       150,000            6,807

Prudential                                              50,000            2,324

St. Paul Companies                                     240,000            9,730

XL Capital                                             125,000            9,432

                                                                         44,653

Real Estate   3.2%

Archstone-Smith Trust, REIT                            185,000            5,426

Cousins Properties, REIT                               180,000            5,931

Duke Realty, REIT                                      150,000            4,772

Vornado Realty Trust, REIT                             125,000            7,139

                                                                         23,268

Thrifts & Mortgage Finance   2.4%

Fannie Mae                                             100,000            7,136

Freddie Mac                                            100,000            6,330

Radian Group                                            80,000            3,832

                                                                         17,298

Total Financials                                                        173,275

HEALTH CARE   9.6%

Biotechnology   0.5%

MedImmune *                                            150,000            3,510

                                                                          3,510

Health Care Equipment & Supplies   1.5%

Dentsply International                                 125,000            6,513

Medtronic                                               85,000            4,141

                                                                         10,654

Health Care Providers & Services   0.7%

HCA                                                    115,000            4,783

                                                                          4,783

Pharmaceuticals   6.9%

Abbott Laboratories                                    110,000            4,484

Bristol-Myers Squibb                                   155,000            3,798

Eli Lilly                                               45,000            3,146

Johnson & Johnson                                      135,000            7,519

Pfizer                                                 635,000           21,768

Schering-Plough                                         65,000            1,201

Wyeth                                                  215,000            7,774

                                                                         49,690

Total Health Care                                                        68,637

INDUSTRIALS & BUSINESS SERVICES   14.9%

Aerospace & Defense   3.2%

General Dynamics                                        40,000            3,972

Honeywell International                                140,000            5,128

Lockheed Martin                                        150,000            7,812

Rockwell Collins                                       175,000            5,831

                                                                         22,743

Air Freight & Logistics   1.7%

C.H. Robinson Worldwide                                 40,000            1,833

Expeditors International of Washington                  65,000            3,212

UPS, Class B                                            95,000            7,141

                                                                         12,186

Building Products   1.1%

Masco                                                  250,000            7,795

                                                                          7,795

Commercial Services & Supplies   2.3%

ARAMARK, Class B                                       250,000            7,190

Waste Management                                       300,000            9,195

                                                                         16,385

Industrial Conglomerates   4.4%

GE                                                     440,000           14,256

Roper Industries                                       130,000            7,397

Tyco International                                     300,000            9,942

                                                                         31,595

Machinery   1.3%

Danaher                                                100,000            5,185

Pall                                                   150,000            3,929

                                                                          9,114

Road & Rail   0.9%

Union Pacific                                          115,000            6,837

                                                                          6,837

Total Industrials & Business Services                                   106,655

INFORMATION TECHNOLOGY   11.4%

Communications Equipment   0.9%

Cisco Systems *                                        180,000            4,266

Nokia ADR                                              170,000            2,472

                                                                          6,738

Computers & Peripherals   2.0%

Dell *                                                 130,000            4,657

Diebold                                                105,000            5,551

Hewlett-Packard                                        200,000            4,220

                                                                         14,428

Electronic Equipment & Instruments   1.1%

Jabil Circuit *                                         85,000            2,140

Molex, Class A                                         200,000            5,456

                                                                          7,596

IT Services   3.1%

Automatic Data Processing                               85,000            3,560

Certegy                                                175,000            6,790

First Data                                             180,000            8,014

Paychex                                                105,000            3,558

                                                                         21,922

Semiconductor & Semiconductor Equipment   1.9%

Applied Materials *                                    125,000            2,453

Intersil Holding, Class A                              175,000            3,790

Linear Technology                                      115,000            4,539

Texas Instruments                                      130,000            3,143

                                                                         13,925

Software   2.4%

Adobe Systems                                           40,000            1,860

Jack Henry & Associates                                175,000            3,517

Microsoft                                              410,000           11,710

                                                                         17,087

Total Information Technology                                             81,696

MATERIALS   2.5%

Chemicals   1.4%

Dow Chemical                                           110,000            4,477

Potash Corp./Saskatchewan                               60,000            5,814

                                                                         10,291

Metals & Mining   1.1%

Nucor                                                  100,000            7,676

                                                                          7,676

Total Materials                                                          17,967

TELECOMMUNICATION SERVICES   4.5%

Diversified Telecommunication Services   2.9%

Alltel                                                 120,000            6,074

Sprint                                                 300,000            5,280

Verizon Communications                                 250,000            9,048

                                                                         20,402

Wireless Telecommunication Services   1.6%

Vodafone ADR                                           530,000           11,713

                                                                         11,713

Total Telecommunication Services                                         32,115

UTILITIES   1.2%

Electric Utilities   0.5%

Pinnacle West Capital                                   90,000            3,635

                                                                          3,635

Gas Utilities   0.7%

NiSource                                               235,000            4,846

                                                                          4,846

Total Utilities                                                           8,481

Total Common Stocks (Cost $530,449)                                     695,851

SHORT-TERM INVESTMENTS   2.5%

Money Market Fund   2.5%

T. Rowe Price Reserve Investment Fund, 1.16% #      18,114,443           18,114

Total Short-Term Investments (Cost $18,114)                              18,114

Total Investments in Securities

99.8% of Net Assets (Cost $548,563)                                    $713,965
                                                                       --------

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipts

GBP  British pound

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $548,563)               $     713,965

Other assets                                                              2,911

Total assets                                                            716,876

Liabilities

Total liabilities                                                         1,726

NET ASSETS                                                        $     715,150
                                                                  -------------

Net Assets Consist of:

Undistributed net investment income (loss)                        $         290

Undistributed net realized gain (loss)                                  (11,560)

Net unrealized gain (loss)                                              165,402

Paid-in-capital applicable to 33,722,535 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                         561,018

NET ASSETS                                                        $     715,150
                                                                  -------------

NET ASSET VALUE PER SHARE                                         $       21.21
                                                                  -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04
Investment Income (Loss)

Income
  Dividend                                                          $     5,756

  Securities lending                                                          6

  Total income                                                            5,762

Expenses
  Investment management                                                   1,811

  Shareholder servicing                                                     844

  Custody and accounting                                                     60

  Prospectus and shareholder reports                                         36

  Registration                                                               12

  Legal and audit                                                             7

  Directors                                                                   3

  Miscellaneous                                                               1

  Total expenses                                                          2,774

Net investment income (loss)                                              2,988

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                              8,673

  Foreign currency transactions                                               1

  Net realized gain (loss)                                                8,674

  Change in net unrealized gain (loss) on securities                      7,346

Net realized and unrealized gain (loss)                                  16,020

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $    19,008
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                        6 Months           Year
                                                           Ended          Ended
                                                         6/30/04       12/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                        $    2,988     $    7,368

  Net realized gain (loss)                                 8,674         (2,244)

  Change in net unrealized gain (loss)                     7,346        131,897

  Increase (decrease) in net assets from operations       19,008        137,021

Distributions to shareholders
  Net investment income                                   (2,698)        (7,544)

Capital share transactions *
  Shares sold                                             62,370        113,468

  Distributions reinvested                                 2,537          7,013

  Shares redeemed                                        (61,126)       (86,163)

  Increase (decrease) in net assets from capital
  share transactions                                       3,781         34,318

Net Assets

Increase (decrease) during period                         20,091        163,795

Beginning of period                                      695,059        531,264

End of period                                         $  715,150     $  695,059
                                                      ----------     ----------

(Including undistributed net investment
income of $290 at 6/30/04 and
$0 at 12/31/03)

*Share information
  Shares sold                                              2,973          6,222

  Distributions reinvested                                   121            378

  Shares redeemed                                         (2,913)        (4,759)

  Increase (decrease) in shares outstanding                  181          1,841

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 30, 1992. The fund seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income through investments primarily in dividend-paying stocks.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the

T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $8,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2004, there were no securities on loan.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $57,739,000 and $50,707,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $20,234,000 of unused capital loss carryforwards, of which $2,126,000 expire in 2008, $12,923,000 expire in 2010, and $5,185,000 expire in 2011.

At June 30, 2004, the cost of investments for federal income tax purposes was $548,563,000. Net unrealized gain aggregated $165,402,000 at period-end, of which $182,117,000 related to appreciated investments and $16,715,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $300,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $679,000 for the six months ended June 30, 2004, of which $130,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $110,000.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Dividend Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Dividend Growth Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004